Shareholders' equity - Summary of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Number of ordinary nominative shares	184,813,974	184,027,008
Par value	$ 0.0001	$ 0.0001
Issued Capital	$ 18	$ 18